REPURCHASE OF ORDINARY SHARES	9 Months Ended
Sep. 30, 2020
REPURCHASE OF ORDINARY SHARES
REPURCHASE OF ORDINARY SHARES

25.   REPURCHASE OF ORDINARY SHARES

For the nine months ended September 30, 2020, 305,660 outstanding ADSs (1,222,640 shares) were repurchased with a total consideration of RMB29,294,325, which is shown as treasury stock. As of September 30, 2020, total of 736,460 ADSs (2,945,840 shares) were repurchased but have not been retired with a total consideration of RMB43,169,878 which is shown as treasury stock.